Cover	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Entity File Number	001-34703
Entity Registrant Name	ALIMERA SCIENCES, INC.
Entity Central Index Key	0001267602
Entity Tax Identification Number	20-0028718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6310 Town Square
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	678
Local Phone Number	990-5740
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	ALIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false